Derivatives and hedging	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and hedging
Note 10: - Derivatives and hedging

The Company had outstanding contracts designated as hedging instruments in the aggregate notional amount of $54,000 and $55,000 as of December 31, 2024 and 2023, respectively.

The fair value of the Company’s outstanding contracts amounted to an asset of $1,413 as of December 31, 2024, and an asset of $971 and a liability of $87 as of December 31, 2023.

These assets and liabilities were recorded under other receivables and other account payables and accrued expenses, respectively.

Gains of $217 and losses of $4,085 and $4,082 were reclassified from accumulated other comprehensive income (loss) during the years ended December 31, 2024, 2023 and 2022, respectively.

Such gains and losses were reclassified from accumulated other comprehensive income (loss) when the related expenses were incurred. These gains and losses were recorded in the consolidated statements of operations as follows:

	December 31,
	2024	2023	2022
Cost of revenue	$(15)	$336	$123
Research and development	(142)	2,015	2,640
Sales and marketing	(25)	826	1,025
General and administrative	(35)	908	294
Total	$(217)	$4,085	$4,082

In addition, for the years ended December 31, 2024, 2023 and 2022 losses of $0, $395 and $875, respectively, were reclassified from other comprehensive loss to financial income (expenses), net in connection with forecasted transactions not probable of occurring.